Warrants and Phantom Warrants to Purchase Preferred Shares - Schedule of Outstanding Number of Warrants and Phantom Warrants (Details) - shares	Dec. 31, 2024 [1]	Dec. 31, 2023
Warrants to convertible preferred A-3 [Member]
Schedule of Outstanding Number of Warrants and Phantom Warrants [Line Items]
Outstanding Number of Warrants and Phantom Warrants		33,810
Warrants to convertible preferred C [Member]
Schedule of Outstanding Number of Warrants and Phantom Warrants [Line Items]
Outstanding Number of Warrants and Phantom Warrants	4,180	28,049
Warrants to convertible preferred D [Member]
Schedule of Outstanding Number of Warrants and Phantom Warrants [Line Items]
Outstanding Number of Warrants and Phantom Warrants	5,791	22,894
Warrants to convertible preferred D-1 [Member]
Schedule of Outstanding Number of Warrants and Phantom Warrants [Line Items]
Outstanding Number of Warrants and Phantom Warrants	1,079,809	1,079,809
Phantom warrants [Member]
Schedule of Outstanding Number of Warrants and Phantom Warrants [Line Items]
Outstanding Number of Warrants and Phantom Warrants		173,757
Warrants to convertible preferred D5 [Member]
Schedule of Outstanding Number of Warrants and Phantom Warrants [Line Items]
Outstanding Number of Warrants and Phantom Warrants	1,105,322	225,943
Warrants to convertible preferred D6 [Member]
Schedule of Outstanding Number of Warrants and Phantom Warrants [Line Items]
Outstanding Number of Warrants and Phantom Warrants	114,399	90,374

[1]	Following IPO warrants to preferred shares are convertible to ordinary shares